Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	13-3998945
EBP, Plan Number	002
Current value	$ 2,421,872
Notes receivable from participants	$ 10,657
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%	10.50%
Employer-related common stock funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 144,286
Common/collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,169,797
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 107,789
Investment, Identifier [Axis]: BTC Mid Cap Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	3,184,843
Current value	$ 129,404
Investment, Identifier [Axis]: DFA U.S. Small Cap Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	484,398
Current value	$ 25,324
Investment, Identifier [Axis]: DWS RREEF Real Estate Securities Fund - Class Instl
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	644,786
Current value	$ 13,592
Investment, Identifier [Axis]: FID FRDM Index Target Date 2010 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	110,790
Current value	$ 2,542
Investment, Identifier [Axis]: FID FRDM Index Target Date 2015 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	47,955
Current value	$ 1,184
Investment, Identifier [Axis]: FID FRDM Index Target Date 2020 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	495,582
Current value	$ 12,811
Investment, Identifier [Axis]: FID FRDM Index Target Date 2025 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	947,880
Current value	$ 27,109
Investment, Identifier [Axis]: FID FRDM Index Target Date 2030 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	2,103,647
Current value	$ 63,215
Investment, Identifier [Axis]: FID FRDM Index Target Date 2035 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	2,892,247
Current value	$ 99,262
Investment, Identifier [Axis]: FID FRDM Index Target Date 2040 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	2,841,375
Current value	$ 105,017
Investment, Identifier [Axis]: FID FRDM Index Target Date 2045 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	3,759,418
Current value	$ 143,309
Investment, Identifier [Axis]: FID FRDM Index Target Date 2050 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	3,716,588
Current value	$ 140,673
Investment, Identifier [Axis]: FID FRDM Index Target Date 2055 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	2,282,879
Current value	$ 88,667
Investment, Identifier [Axis]: FID FRDM Index Target Date 2060 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	1,800,727
Current value	$ 49,574
Investment, Identifier [Axis]: FID FRDM Index Target Date 2065 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	840,499
Current value	$ 16,701
Investment, Identifier [Axis]: FID FRDM Index Target Date 2070 Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	11,882
Current value	$ 147
Investment, Identifier [Axis]: FID FRDM Index Target Date Income Fund V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	384,372
Current value	$ 7,134
Investment, Identifier [Axis]: Fidelity Diversified International Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	2,590,482
Current value	$ 62,172
Investment, Identifier [Axis]: Fidelity Low-Priced Stock Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	1,928,598
Current value	$ 57,607
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	82,255,276
Current value	$ 82,255
Investment, Identifier [Axis]: Fidelity Money Market Treasury Portfolio - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	2,572
Current value	$ 2,572
Investment, Identifier [Axis]: Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	5,651,022
Current value	$ 59,675
Investment, Identifier [Axis]: Mirova Global Sustainable Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	416,199
Current value	$ 9,198
Investment, Identifier [Axis]: Moody's Corporation Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	277,462
Current value	$ 141,714
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	341,673
Current value	$ 68,823
Investment, Identifier [Axis]: SP 500 Index PL CL E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	2,011,411
Current value	$ 653,809
Investment, Identifier [Axis]: SP INTL Index E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	504,636
Current value	$ 89,896
Investment, Identifier [Axis]: State Street Russell Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	753,110
Current value	$ 39,963
Investment, Identifier [Axis]: T. Rowe Price Emerging Markets Equity Trust (Class A)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	50,128
Current value	$ 31,871
Investment, Identifier [Axis]: Winslow Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares (in shares)	1,175,654
Current value	$ 196,652